Right-of-use Assets - Reconciliation of Changes in Property and Equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 1,953,089
Balance, end of period	2,295,851	R$ 1,953,089
Repurchase	6,826	3,923	R$ 16,198
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, beginning of period	7,552,548	5,999,595
Acquisitions	261,603	1,268,428
Write-offs	(24,993)	(344,036)
Contractual modification of leased property, plant and equipment	1,191,206	45,481
Transfers	(18,792)	(104,992)
Balance, end of period	9,011,558	7,552,548	5,999,595
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	16,738,171	14,496,091
Acquisitions	2,155,668	2,937,306
Write-offs	(2,181,894)	(590,317)
Contractual modification of leased property, plant and equipment	1,162,168	45,481
Transfers	(17,878)	(150,390)
Balance, end of period	17,856,235	16,738,171	14,496,091
Right-of-use assets | Cost | Aircraft(a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	12,753,324	11,476,271
Acquisitions	1,063,167	1,436,969
Write-offs	(833,855)	(66,458)
Contractual modification of leased property, plant and equipment	1,281,755	49,271
Transfers	15,548	(142,729)
Balance, end of period	14,279,939	12,753,324	11,476,271
Right-of-use assets | Cost | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,938,788	1,542,856
Acquisitions	568,874	628,293
Write-offs	(892,072)	(209,458)
Contractual modification of leased property, plant and equipment	(30,128)	(15,242)
Transfers	(33,426)	(7,661)
Balance, end of period	1,552,036	1,938,788	1,542,856
Right-of-use assets | Cost | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	1,819,438	1,387,738
Acquisitions	501,864	678,685
Write-offs	(455,967)	(246,985)
Contractual modification of leased property, plant and equipment	(165,725)	0
Transfers	0	0
Balance, end of period	1,699,610	1,819,438	1,387,738
Right-of-use assets | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	226,621	89,226
Acquisitions	21,763	193,359
Write-offs	0	(67,416)
Contractual modification of leased property, plant and equipment	76,266	11,452
Transfers	0	0
Balance, end of period	324,650	226,621	89,226
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,075,274)	(7,890,845)
Acquisitions	(1,894,065)	1,668,878
Write-offs	2,096,538	445,622
Contractual modification of leased property, plant and equipment	29,038	0
Transfers	(914)	38,827
Balance, end of period	(8,844,677)	(9,075,274)	(7,890,845)
Right-of-use assets | Depreciation | Aircraft(a)
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(7,228,226)	(6,438,766)
Acquisitions	(958,351)	(847,541)
Write-offs	769,937	19,254
Contractual modification of leased property, plant and equipment	0	0
Transfers	(914)	38,827
Balance, end of period	(7,417,554)	(7,228,226)	(6,438,766)
Right-of-use assets | Depreciation | Maintenance of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,159,612)	(1,052,190)
Acquisitions	(327,401)	(313,613)
Write-offs	870,634	206,191
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	(616,379)	(1,159,612)	(1,052,190)
Right-of-use assets | Depreciation | Restoration of aircraft and engines
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(628,522)	(380,649)
Acquisitions	(557,984)	(468,050)
Write-offs	455,967	220,177
Contractual modification of leased property, plant and equipment	29,038	0
Transfers	0	0
Balance, end of period	(701,501)	(628,522)	(380,649)
Right-of-use assets | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(58,914)	(19,240)
Acquisitions	(50,329)	(39,674)
Write-offs	0	0
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	0
Balance, end of period	R$ (109,243)	R$ (58,914)	(19,240)
Right-of-use assets | Depreciation | Weighted rate | Aircraft(a)
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	8.00%	7.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	17.00%	20.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration of aircraft and engines
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	31.00%	34.00%
Right-of-use assets | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	22.00%	44.00%
Right-of-use assets | Property and equipment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 7,662,897	R$ 6,605,246
Acquisitions	261,603	1,268,428
Write-offs	(85,356)	(144,695)
Contractual modification of leased property, plant and equipment	1,191,206	45,481
Transfers	(18,792)	(111,563)
Balance, end of period	9,011,558	7,662,897	6,605,246
Right-of-use assets | Impairment
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(110,349)	(605,651)
Acquisitions	0	0
Write-offs	110,349	488,731
Contractual modification of leased property, plant and equipment	0	0
Transfers	0	6,571
Balance, end of period	R$ 0	R$ (110,349)	R$ (605,651)